UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (20,789)	$ (49,371)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation expense	2,841	5,679
Amortization of deferred financing fees	117	101
Amortization of deferred dry-docking and special survey costs	346	562
Stock compensation cost	1,306	125
Write off of deferred financing fees	134	0
Change in fair value of derivatives	(122)	(168)
Amortization of deferred revenue	0	(136)
Gain on sale of vessel	0	(1,561)
Vessel impairment loss	12,480	47,298
Changes in:
-Trade receivables	188	(1,106)
-Insurance claims	(82)	(55)
-Due from related party	(201)	15
-Inventories	(102)	507
-Prepayments and other	(842)	(209)
-Accounts payable	4,046	2,351
-Accrued liabilities	357	(192)
-Due to related party	1,083	(7)
-Unearned revenue	(61)	(22)
Dry-docking and special survey costs paid	0	(104)
(Increase) - decrease of deferred charges	(1,823)	0
Net Cash (used in)/provided by Operating Activities	(1,124)	3,707
Cash flows from Investing Activities:
Advances for vessels under construction	0	(5,390)
Proceeds from sale of vessel, net	0	3,971
Net Cash (used in) Investing Activities	0	(1,419)
Cash flows from Financing Activities:
Decrease in restricted cash	1,125	4,880
Payments of bank loans	0	(10,538)
Net Cash provided by/(used in) Financing Activities	1,125	(5,658)
Net change in cash and cash equivalents	1	(3,370)
Cash and cash equivalents, beginning of period	331	3,694
Cash and cash equivalents, end of period	332	324
Supplemental Cash Flow Information:
Cash paid for interest	472	1,561
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager	$ 1,081	$ 0